Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Disclosure of associates [line items]
Value of Group's interest in equity		$ 22,295		$ 8,155
Group's interest in comprehensive income		$ 2,863		$ 670	$ 6,081
Quality [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[1]	Argentina
Main activity	[1]	Real estate
Common shares 1 vote	[1]	120,827,022
Share capital (nominal value)	[1]	242
Income / (loss) for the year	[1]	$ 1,079
Shareholders' equity	[1]	$ 2,113
% of ownership interest held	[1]	50.00%		50.00%	50.00%
Value of Group's interest in equity	[1]	$ 1,062		$ 482
Group's interest in comprehensive income	[1]	$ 541		$ 119	$ 155
La Rural S.A. [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Argentina
Main activity		Organization of events
Common shares 1 vote		714,498
Share capital (nominal value)		1
Income / (loss) for the year		$ 78
Shareholders' equity		$ 157
% of ownership interest held		50.00%		50.00%
Value of Group's interest in equity		$ 94		$ 113
Group's interest in comprehensive income		$ 14		$ 15
Cresca S.A. [Member]
Disclosure of associates [line items]
% of ownership interest held	[2]	50.00%		50.00%	50.00%
Value of Group's interest in equity	[2]	$ 1		$ 279
Group's interest in comprehensive income	[2]	$ 455		$ 49	$ 54
Mehadrin [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[3]	Israel
Main activity	[3]	Real estate
Common shares 1 vote	[3]	1,509,889
Share capital (nominal value)	[3],[4]	3
Income / (loss) for the year	[3]	$ 57
Shareholders' equity	[3]	$ 595
% of ownership interest held	[3]	45.41%		45.41%	45.41%
Value of Group's interest in equity	[3]	$ 2,272		$ 1,312
Group's interest in comprehensive income	[3]	961		309	$ 433
Other Joint Ventures [Member]
Disclosure of associates [line items]
Value of Group's interest in equity		1,854		1,349
Group's interest in comprehensive income		$ 804		$ 296	$ 447
New Lipstick [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[5]	United States
Main activity	[5]	Real estate
Income / (loss) for the year	[5],[6]	$ (11)
Shareholders' equity	[5],[6]	$ (178)
% of ownership interest held	[5]	49.90%		49.90%	49.90%
Value of Group's interest in equity	[5]	$ (2,452)		$ (72)
Group's interest in comprehensive income	[5]	$ (2,380)		$ (201)	$ (64)
BHSA [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[7]	Argentina
Main activity	[7]	Financing
Common shares 1 vote	[7]	448,689,072
Share capital (nominal value)	[7],[8]	1.500
Income / (loss) for the year	[7],[8]	$ 2,238
Shareholders' equity	[7],[8]	$ 8,719
% of ownership interest held	[7]	29.91%	[9]	30.66%	30.66%
Value of Group's interest in equity	[7]	$ 2,250		$ 1,693
Group's interest in comprehensive income	[7]	$ 618		$ 83	$ 259
Condor [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[10]	United States
Main activity	[10]	Hotel
Common shares 1 vote	[10]	2,198,225
Income / (loss) for the year	[10]	$ 1
Shareholders' equity	[10]	$ 109
% of ownership interest held	[10]	18.90%		28.72%	25.53%
Value of Group's interest in equity	[10]	$ 696		$ 634
Group's interest in comprehensive income	[10]	$ 450		$ 53	$ (27)
PBEL [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Israel
Main activity		Real estate
Common shares 1 vote		79,282,087
% of ownership interest held		45.40%		45.40%	45.40%
Value of Group's interest in equity		$ 1,049		$ 768
Group's interest in comprehensive income		$ 389		262	$ 194
ADAMA [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[11]	Israel
Main activity	[11]	Agrochemical
% of ownership interest held	[11]				40.00%
Group's interest in comprehensive income	[11]				$ 4,141
Shufersal [member]
Disclosure of associates [line items]
Place of business / Country of incorporation	[12]	India
Main activity	[12]	Retail
Common shares 1 vote	[12]	450
Share capital (nominal value)	[4],[12]	1
Income / (loss) for the year	[4],[12]	$ (76)
Shareholders' equity	[4],[12]	$ (465)
% of ownership interest held	[12]	33.56%
Value of Group's interest in equity	[12]	$ 12,763
Other Associates [Member]
Disclosure of associates [line items]
Value of Group's interest in equity		2,706		1,597
Group's interest in comprehensive income		$ 1,011		$ (315)	$ 489

[1]	Quality is engaged in the operation of the San Martin premises (formerly owned by Nobleza Piccardo S.A.I.C. y F.).
[2]	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
[3]	Mehadrin is a company engaged in the production and exports of citrus, fruits and vegetables. The Group has a joint venture agreement in relation to this company. Share market value as of June 30, 2018 is NIS 18.78 per share.
[4]	Amounts in millions of NIS.
[5]	New Lipstick's equity comprises a rental office building in New York City known as the "Lipstick Building" with related debt. Metropolitan, a subsidiary of New Lipstick, has renegotiated its non-recourse debt with IRSA, which amounted to US$ 113.1, and obtained a debt reduction of US$ 20 by the lending bank, an extension to April 30, 2020 and an interest rate reduction from LIBOR + 4 b.p. to 2 b.p. upon payment of US$ 40 in cash (US$ 20 in September 2017 and US$ 20 in October 2017), of which IRSA has contributed with US$ 20. Following the renegotiation, Metropolitan's debt amounts to US$ 53.1. Additionally, Metropolitan has agreed to exercise on or before February 1, 2019 the purchase option on part of the land where the property is built and, to deposit the sum of money corresponding to 1% of the purchase price. Furthermore, Metropolitan has agreed to cause IRSA and other shareholders to furnish the bank, on or before February 1, 2020, with a payment guarantee with acceptable financial ratios for the Bank for the outstanding balance of the purchase price, or a letter of credit in relation to the loan balance then outstanding.
[6]	Amounts presented in millions of US dollars under USGAAP. Condor's year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.
[7]	BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. Share market value is Ps. 6.65 per share. The effect of Treasury shares was considered.
[8]	Amounts as of June 30, 2018, prepared in accordance with BCRA' regulations. For the purpose of the valuation of the investment in the Company, the adjustments necessary to adequate the Financial Statements to IFRS have been considered
[9]	Considering the effect of Treasury shares.
[10]	Condor is a hotel-focused real estate investment trust (REIT). Share market value as of June 30, 2018 is Ps. 10.70 per share.
[11]	Adama is specialized in the chemical industry, mainly, in the agrochemical industry. See Note 4.(n).
[12]	Share market value as of June 30, 2018 is NIS 2.24 per share.